BNY Mellon New York Intermediate Tax-Exempt Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9%
Alabama — 1.2%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,000,000	1,047,939
Georgia — 1.5%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	1,275,000	1,329,191
Illinois — 2.3%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	503,550
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	519,013
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,000,000	966,471
				1,989,034
Kentucky — 1.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,500,000	1,498,812
Nebraska — 1.2%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	1,000,000	1,030,814
New York — 90.0%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	500,000	421,889
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.00	6/1/2034	345,000	336,330
Berne-Knox-Westerlo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000	1,004,179
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000	911,177
Build New York City Resource Corp., Revenue Bonds	5.00	12/1/2029	1,500,000	1,617,856
Build New York City Resource Corp., Revenue Bonds (KIPP NYC Public Charter Schools) (Sustainable Bond)	5.00	7/1/2042	1,000,000	1,000,991
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	5.00	9/1/2030	1,000,000	1,080,849
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	5.00	9/1/2039	1,000,000	1,041,351
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000	916,738
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,001,458
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	532,869
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,041,472
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	1,150,000	1,180,856
Empire State Development Corp., Revenue Bonds, Refunding, Ser. E2	4.00	3/15/2036	1,050,000	1,045,631
Erie County, GO, Ser. A	4.00	9/15/2038	1,400,000	1,400,020
Huntington, GO, Ser. A	2.00	6/15/2031	1,635,000	1,436,941
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000	1,327,131
Madison County Capital Resource Corp., Revenue Bonds, Refunding	5.00	7/1/2043	550,000	581,966
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	1,000,000	1,073,715
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000	1,231,697
Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2035	1,000,000	1,022,829
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000	1,117,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 90.0% (continued)
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000	1,014,541
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000	989,785
Nassau County Local Economic Assistance Corp., Revenue Bonds (Roosevelt Children’s Academy Charter School) Ser. A	4.00	7/1/2033	730,000	719,346
New York City, GO, Ser. 3(b)	2.95	4/1/2036	600,000	600,000
New York City, GO, Ser. 3(b)	3.00	9/1/2049	300,000	300,000
New York City, GO, Ser. D	5.00	4/1/2038	1,000,000	1,075,435
New York City, GO, Ser. E5(b)	3.00	3/1/2048	200,000	200,000
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.40	11/1/2030	720,000	656,780
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000	998,619
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000	1,447,059
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC(b)	3.00	6/15/2041	400,000	400,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding(b)	3.00	6/15/2050	300,000	300,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000	427,321
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000	1,037,965
New York City Transitional Finance Authority, Revenue Bonds, Ser. B	5.00	5/1/2035	1,000,000	1,104,981
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	4.00	2/1/2040	1,075,000	1,014,970
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2036	1,000,000	1,104,159
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,500,000	1,376,903
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(c)	5.00	11/15/2044	1,000,000	972,661
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(c)	5.15	11/15/2034	1,500,000	1,500,284
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,250,000	1,395,497
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.90	11/15/2031	1,000,000	855,598
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	500,000	385,511
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000	224,645
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000	269,299
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000	239,112
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000	236,881
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	4.00	7/1/2038	500,000	488,007
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.00	10/1/2039	875,000	927,341
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2038	1,000,000	1,038,457
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	1,000,000	1,096,970
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2037	1,250,000	1,216,308

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 90.0% (continued)
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,012,868
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (New York City Municipal Finance Authority)	5.00	6/15/2041	1,100,000	1,177,592
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000	460,873
New York State Housing Finance Agency, Revenue Bonds, Ser. A2(a)	3.60	4/1/2032	1,000,000	990,910
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000	854,690
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000	1,211,411
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000	1,435,490
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond)	5.50	6/30/2038	1,000,000	1,050,920
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2026	925,000	935,220
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 244	5.00	7/15/2038	625,000	681,549
South Glens Falls Central School District, GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000	904,337
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,020,240
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2035	710,000	730,560
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2037	250,000	254,287
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2038	250,000	252,278
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2040	575,000	568,540
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (American Museum of Natural History) Ser. A	5.00	7/15/2034	460,000	524,116
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2034	1,270,000	1,278,317
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2035	1,275,000	1,271,766
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2033	1,000,000	1,040,916
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2(a)	2.00	5/15/2028	1,500,000	1,420,839
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	1,000,000	964,572
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000	1,332,067
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2034	1,500,000	1,526,900
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE-1	5.00	12/15/2035	1,000,000	1,117,247
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000	971,144
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000	854,891
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corp. II Project)	5.00	6/1/2037	1,000,000	1,005,829
Westchester County Local Development Corp., Revenue Bonds (Westchester Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/2031	1,500,000	1,647,138
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000	1,225,649
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	197,458
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	315,186
				78,176,108

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
U.S. Related — 1.0%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2032	100,000	106,573
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2035	150,000	159,713
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2039	125,000	130,352
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	143,351
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000	123,914
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000	145,337
				809,240
Total Investments (cost $89,885,032)			98.9%	85,881,138
Cash and Receivables (Net)			1.1%	970,415
Net Assets			100.0%	86,851,553

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $2,472,945 or 2.9% of net assets.

See notes to statement of investments.

Statement of Investments
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	85,881,138	—	85,881,138
	—	85,881,138	—	85,881,138

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At May 31, 2025, accumulated net unrealized depreciation on investments was $4,003,894, consisting of $95,544 gross unrealized appreciation and $4,099,438 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.